OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
Disclosure of offsetting of financial assets and financial liabilities [Abstract]
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
NOTE 50: OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES
The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts if offset of related amounts permitted
	Gross amounts of assets and liabilities[1]	Amount offset in the balance sheet[2]	Net amounts presented in the balance sheet	Cash collateral received/ pledged	Non-cash collateral received/ pledged
At 31 December 2020	£m	£m	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	158,633	—	158,633	—	(2,567)	156,066
Reverse repos	27,904	(14,911)	12,993	(24)	(12,969)	—
	186,537	(14,911)	171,626	(24)	(15,536)	156,066
Derivative financial instruments	88,700	(59,087)	29,613	(8,715)	(16,747)	4,151
Loans and advances to banks:
Excluding reverse repos	8,060	—	8,060	(3,105)	—	4,955
Reverse repos	2,694	(8)	2,686	—	(2,686)	—
	10,754	(8)	10,746	(3,105)	(2,686)	4,955
Loans and advances to customers:
Excluding reverse repos	440,200	—	440,200	(2,094)	(2,762)	435,344
Reverse repos	64,052	(5,409)	58,643	—	(58,643)	—
	504,252	(5,409)	498,843	(2,094)	(61,405)	435,344
Debt securities	5,405	—	5,405	—	—	5,405
Financial assets at fair value through other comprehensive income	27,603	—	27,603	—	(5,132)	22,471
Financial liabilities
Deposits from banks:
Excluding repos	12,698	—	12,698	(8,739)	—	3,959
Repos	18,775	(8)	18,767	—	(18,767)	—
	31,473	(8)	31,465	(8,739)	(18,767)	3,959
Customer deposits:
Excluding repos	450,651	—	450,651	(1,862)	(2,762)	446,027
Repos	14,826	(5,409)	9,417	—	(9,417)	—
	465,477	(5,409)	460,068	(1,862)	(12,179)	446,027
Financial liabilities at fair value through profit or loss:
Excluding repos	7,650	—	7,650	—	—	7,650
Repos	29,907	(14,911)	14,996	—	(14,996)	—
	37,557	(14,911)	22,646	—	(14,996)	7,650
Derivative financial instruments	85,088	(57,775)	27,313	(5,199)	(20,156)	1,958

				Related amounts where set off in the balance sheet not permitted[3]		Potential net amounts if offset of related amounts permitted
	Gross amounts of assets and liabilities[1]	Amount offset in the balance sheet[2]	Net amounts presented in the balance sheet	Cash collateral received/ pledged	Non-cash collateral received/ pledged
At 31 December 2019	£m	£m	£m	£m	£m	£m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	148,920	—	148,920	—	(2,825)	146,095
Reverse repos	24,165	(12,896)	11,269	(366)	(10,903)	—
	173,085	(12,896)	160,189	(366)	(13,728)	146,095
Derivative financial instruments	79,735	(53,366)	26,369	(7,650)	(13,892)	4,827
Loans and advances to banks:
Excluding reverse repos	8,220	—	8,220	(3,377)	—	4,843
Reverse repos	1,555	—	1,555	—	(1,555)	—
	9,775	—	9,775	(3,377)	(1,555)	4,843
Loans and advances to customers:
Excluding reverse repos	440,388	—	440,388	(2,392)	(2,123)	435,873
Reverse repos	58,959	(4,359)	54,600	—	(54,600)	—
	499,347	(4,359)	494,988	(2,392)	(56,723)	435,873
Debt securities	5,544	—	5,544	—	(211)	5,333
Financial assets at fair value through other comprehensive income	25,092	—	25,092	—	(5,859)	19,233
Financial liabilities
Deposits from banks:
Excluding repos	10,074	—	10,074	(8,016)	—	2,058
Repos	18,105	—	18,105	—	(18,105)	—
	28,179	—	28,179	(8,016)	(18,105)	2,058
Customer deposits:
Excluding repos	413,659	(1,869)	411,790	(1,850)	(2,123)	407,817
Repos	9,530	—	9,530	—	(9,530)	—
	423,189	(1,869)	421,320	(1,850)	(11,653)	407,817
Financial liabilities at fair value through profit or loss:
Excluding repos	10,438	—	10,438	—	—	10,438
Repos	28,303	(17,255)	11,048	—	(11,048)	—
	38,741	(17,255)	21,486	—	(11,048)	10,438
Derivative financial instruments	77,276	(51,497)	25,779	(5,770)	(16,364)	3,645
1After impairment allowance.
2The amounts offset in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.
3The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
The effects of over collateralisation have not been taken into account in the above table.